                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: ____/____/____   (a)

         or fiscal year ending:      12 / 31 / 02    (b)
                                    --------------

Is this a transition report? (Y/N)      N
                                    --------

Is this an amendment to a previous filing? (Y/N)       N
                                                     ------

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:   Separate Account VA I

     B.  File Number:       811-10147

     C.  Telephone Number:  319-297-8121


2.   A.  Street: 4333 Edgewood Road N.E.

     B.  City:  Cedar Rapids  C. State:  IA  D. Zip Code:  52499  Zip Ext: 0001

     E.  Foreign Country:                        Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)          N
                                                                ----------------

4.   Is this the last filing on this form by Registrant? (Y/N)           N
                                                               -----------------


5.   Is Registrant a small business investment company (SBIC)? (Y/N)     N
                                                                     -----------
     [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
                                                        ------------------------
     [If answer if "Y" (Yes), complete only items 111 through 132.]


7. A. Is Registrant a series or multiple portfolio company? (Y/N) ___________ [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period? ____________________________________________________________

                                                         If filing more than one
                                                           Page 49, "X" box: [_]

For period ending   12/31/2002
                  -------------------

File number 811-  10147
                ---------------------

116.  Family of investment companies information:

      A.  [_]  Is Registrant part of a family of investment companies? (Y/N)
                                                                            N
                                                      --------------------------
                                                                            Y/N

      B.  [_]  Identify the family in 10 letters:_________________________
               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.  [_]  Is Registrant a separate account of an insurance company? (Y/N)
                                                                            Y
                                                      --------------------------
                                                                            Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B.  [_]  Variable annuity contracts? (Y/N)                            Y
                                                 ------------------------------
                                                                            Y/N

      C.  [_]  Scheduled premium variable life contracts? (Y/N)             N
                                                                ----------------
                                                                            Y/N

      D.  [_]  Flexible premium variable life contracts? (Y/N)              N
                                                               -----------------
                                                                            Y/N

      E.  [_]  Other types of insurance products registered under the Securities
               Act of 1933? (Y/N)                                           N
                                 -----------------------------------------------
                                                                            Y/N

118.  [_] State the number of series existing at the end of the period
          that had securities registered under the Securities Act of 1933   1
                                                                         -------

119.  [_] State the number of new series for which registration statements under the Securities Act of 1933 became effective during
          the period                                                        0
                     -----------------------------------------------------------

120.  [_] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted)                                              $   0
                           -----------------------------------------------------

121.  [_] State the number of series for which a current prospectus was
          in existence at the end of the period.                            1
                                                --------------------------------

122.  [_] State the number of existing series for which additional units were registered under the Securities Act of 1933 during
          the current period                                                1
                              --------------------------------------------------

                                                         If filing more than one
                                                           Page 50, "X" box: [_]

For period ending  12/31/2002
                 ----------------------

File number 811-  10147
                -----------------------

123. [_] State the total value of the additional units considered
         in answering item 122 ($000's) omitted.                          $2,164
                                                --------------------------------

124. [_] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be
         measured on the date they were placed in the subsequent
         series) ($000's omitted)                                         $
                                 -----------------------------------------------

125. [_] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from the
         sale of units of all series of Registrant ($000's
         omitted)                                                         $
                 ---------------------------------------------------------------

126. [_] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales
         loads, if any, collected on units of a prior series
         placed in the portfolio of a subsequent series.) ($000's
         omitted)                                                         $
                 ---------------------------------------------------------------

127. [_] List opposite the appropriate description below the number of series whose portfolios are invested primarily
         (based upon a percentage of NAV) in each type of security
         shown, the aggregate total assets at market value as of
         the date at or near the end of the current period of each
         such group of series and the total income distributions
         made by each such group of series during the current
         period (excluding distributions of realized gains, if
         any):                                                            $
              ------------------------------------------------------------------


                                                                  Number of                         Total Income
                                                                   Series       Total Assets       Distributions
                                                                  Investing   ($000's omitted)    ($000's omitted)
                                                                  ---------   ----------------    ----------------
A.  U.S. Treasury direct issue                                    _________    $______________    $_______________

B.  U.S. Government agency                                        _________    $______________    $_______________

C.  State and municipal tax-free                                  _________    $______________    $_______________

D.  Public utility debt                                           _________    $______________    $_______________

E.  Brokers or dealers debt or
    debt of brokers' or dealers' parent                           _________    $______________    $_______________

F.  All other corporate intermed. & long-term debt                _________    $______________    $_______________

G.  All other corporate short-term debt                           _________    $______________    $_______________

H.  Equity securities of brokers or dealers
    or parents of brokers or dealers                              _________    $______________    $_______________

I.  Investment company equity securities                              1        $   8,247          $  127
                                                                  ---------     --------------     ---------------

J.  All other equity securities                                   _________    $______________    $_______________

K.  Other securities                                              _________    $______________    $_______________

L.  Total assets of all series of registrant                          1        $  8,247           $   127
                                                                  ---------     --------------     ---------------

                                                         If filing more than one
                                                           Page 51, "X" box: [_]

For period ending  12/31/2002
                 ---------------------

File number 811-  10147
                ----------------------


128. [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
         series at the end of the current period insured or
         guaranteed by an entity other than the issuer? (Y/N)                N
                                                             -------------------
                                                                             Y/N

         [If answer is "N" (No), go to item 131.]

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ______________________
                                                                             Y/N

         [If answer is "N" (No), go to item 131.]

130. [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) __________________
                                                                             Y/N

131. [_] Total expenses incurred by all series of Registrant
         during the current reporting period ($000's omitted)             $113
                                                             -------------------

132. [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-             811-            811-             811-          811-

          811-             811-            811-             811-          811-

          811-             811-            811-             811-          811-

          811-             811-            811-             811-          811-

          811-             811-            811-             811-          811-

          811-             811-            811-             811-          811-

          811-             811-            811-             811-          811-

          811-             811-            811-             811-          811-

          811-             811-            811-             811-          811-

FORM N-SAR  - SEPARATE ACCOUNT VA I,
A SEPARATE ACCOUNT OF TRANSAMERICA LIFE INSURANCE COMPANY
FILE NO. 811-10147


This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 24th day of February, 2003.


                                             TRANSAMERICA LIFE INSURANCE
                                             COMPANY

                                             By:    /s/ Ronald L. Ziegler
                                                  ------------------------------
                                                    Ronald L. Ziegler
                                                    Vice President and Actuary


Witness:


/s/ Frank A. Camp
--------------------------------------
Frank A. Camp
Division General Counsel
Financial Markets Group
Transamerica Life Insurance Company